Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue for the Company	Disaggregated components of revenue for the Company for the three months ended March 31, 2024 and 2023 are as follows:
	Three months ended March 31,
	2024	2023
Services transferred over time:
Design and project management services	$—	$5,916
Media production services	—	75
Attraction hardware and turnkey sales	—	1,874
Other	1,516	—
Total revenue from services transferred over time	$1,516	$7,865
Services transferred at a point in time:
Digital media licenses	—	1,329
Total revenue from services transferred at a point in time	$—	$1,329
Total revenue	$1,516	$9,194
Disaggregated components of revenue for the Company for the years ended December 31, 2023 and 2022 are as follows:
	Year ended December 31,
	2023	2022
Services transferred over time:
Design and project management services	$10,555	$10,963
Media production services	1,773	392
Attraction hardware and turnkey sales	2,052	4,302
Other	2,533	293
Total revenue from services transferred over time	$16,913	$15,950
Services transferred at a point in time:
Digital media licenses	1,331	—
Total revenue from services transferred at a point in time	$1,331	$—
Total revenue	$18,244	$15,950

Schedule of Accounts Receivable and Contract Balances	The following tables present the components of our Accounts receivable, net:
	As of
	March 31, 2024	December 31, 2023
Related party	$1,794	$632
Other	—	64
Total	$1,794	$696
The following tables present the components of our Accounts receivable and contract balances:
As of December 31, 2023
	Related party	Other	Total
Accounts receivable, net	$632	$64	$696
Contract assets	—	—	—
Contract liabilities	—	—	—
	As of December 31, 2022
	Related party	Other	Total
Accounts receivable, net	$489	$2,820	$3,309
Contract assets	1,680	1,012	2,692
Contract liabilities	(600)	(696)	(1,296)

Schedule of Revenues Based on the Geographic Location	The following table presents revenues based on the geographic location of the Company’s customer contracts:
	Three months ended March 31,
	2024	2023
Saudi Arabia	$—	$5,621
Caribbean	—	3,357
USA	1,516	74
Hong Kong	—	126
Other	—	16
Total revenue	$1,516	$9,194
The following table presents revenues based on the geographic location of the Company’s customer contracts:
	Year ended December 31,
	2023	2022
Saudi Arabia	$11,358	$9,759
Caribbean	3,603	5,222
USA	2,160	93
Hong Kong	635	320
Other	488	556
Total revenue	$18,244	$15,950